Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets
Schedule of the changes in the Group's goodwill by segment

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2016	$—	$10,266	$10,266
Currency translation adjustment	—	396	396

Balance as of June 30, 2017	$—	$10,662	$10,662

Schedule of estimated amortization expenses for future periods
Twelve Months Ended June 30,	(In thousands)
2018	$629
2019 and thereafter	182

Total expected amortization expense	$811